Leases - Summary of Other Financial Liabilities (Details) - EUR (€) € in Thousands	Dec. 31, 2019	Dec. 31, 2018
Lease liabilities
Current	€ 3,485	€ 2,134
Non-current	54,127	48,618
Total	€ 57,612	€ 50,752